Organization and Business Description (Tables)	6 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Schedule of Condensed Consolidated Financial Statements Reflect the Activities

The accompanying condensed consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
Masonglory Limited (“Masonglory”)	February 21, 2024	Cayman Islands	Parent	Investment holding
Masonglory (BVI) Limited (“Masonglory BVI”)	February 20, 2024	British Virgin Islands	100%	Investment holding
Masontech Limited (“Masontech”)	September 11, 2018	Hong Kong	100%	Provision of wet trades works